Line of Credit Facility - Additional Information (Details) - Pershing Credit Facility [Member] - USD ($) $ in Millions	May 31, 2024	Sep. 30, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Line of credit	$ 3.3
Percentage of credit facility cannot exceed collateralized marketable securities	91.50%
Collateralized marketable securities		$ 0.0	$ 3.5
Debt instrument floor rate	5.50%
Basis variable rate	1.75%
Applicable fees	0.50%
Maximum interest rate	3.00%